Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule Of Inventory, Net	The following table presents inventory:

	September 30, 2018	December 31, 2017
Raw materials	$7,240	$17,411
Finished goods	216,279	414,480

Total inventory	$223,519	$431,891

The following table presents inventory:

	December 31, 2017	December 31, 2016
Raw materials	$17,411	$19,888
Finished goods	414,480	434,244

Total inventory	$431,891	$454,132